Accounts receivable, net (Details Narrative) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit loss		¥ 11,539	¥ 91	¥ 5,264
Cumulative effect of adjustment to shareholders equity		617
Accounts receivable written off		¥ 4,170
Accounting Standards Update 2016-13 [Member]
Cumulative effect of adjustment to shareholders equity	¥ 617